Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 42,997	$ 45,126
Restricted cash		2,889	19,040
Short-term investments		6,464
Accounts receivable, net		31,640	31,302
Inventories, net		20,616	17,451
Prepaid expenses and other current assets		10,916	5,670
Total current assets		115,522	118,589
Non-current assets:
Property, plant and equipment, net		8,200	8,509
Right-of-use assets, net		3,228	1,874
Deferred tax assets, net		1,528	1,036
Long-term investments		10,293
Other non-current assets		151	259
Total non-current assets		23,400	11,678
TOTAL ASSETS		138,922	130,267
Current liabilities:
Short-term borrowings		23,438	26,222
Accounts payable		26,058	22,513
Bank acceptance notes payable		13,753	13,279
Accrued expenses and other current liabilities		13,239	14,707
Derivative liabilities		26	2,259
Operating lease liabilities – current		1,027	1,257
Taxes payable		2,168	1,872
Total current liabilities		79,864	82,369
Non-current liabilities:
Operating lease liabilities – non-current		2,172	683
Total non-current liabilities		2,172	683
TOTAL LIABILITIES		82,036	83,052
Commitments and Contingencies
Mezzanine equity
Redeemable ordinary shares (10,526,300 Class A ordinary shares issued and outstanding at approximately $1.34 per share as of December 31, 2023 and nil Class A ordinary shares issued and outstanding as of December 31, 2024, respectively)	[1]		14,104
Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, nil preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)
Additional paid-in capital		17,405	833
Statutory reserve		3,193	3,193
Retained earnings		33,138	26,024
Accumulated other comprehensive income		3,148	3,060
Total shareholders’ equity		56,886	33,111
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		138,922	130,267
Related party
Current liabilities:
Amounts due to related parties – current		155	260
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	1
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	[1]	$ 1	$ 1

[1]	The amounts of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.